NON-CONTROLLING INTEREST	12 Months Ended
Oct. 31, 2023
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 13 – NON-CONTROLLING INTEREST

As of October 31, 2023, two third party individuals owned 0.2% of the equity interests of Hengbang Insurance, which is not under the Company’s control. The following was a summary of non-controlling interest activities in the years ended October 31, 2023, 2022 and 2021.

Amount
Non-controlling interest at October 31, 2020	$495
Net loss attributable to non-controlling interest	(28)
Foreign currency translation adjustment attributable to non-controlling interest	22
Non-controlling interest at October 31, 2021	489
Net loss attributable to non-controlling interest	(32)
Foreign currency translation adjustment attributable to non-controlling interest	(57)
Non-controlling interest at October 31, 2022	400
Net loss attributable to non-controlling interest	(5)
Foreign currency translation adjustment attributable to non-controlling interest	(1)
Non-controlling interest at October 31, 2023	$394